TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Vat Recoverable	$ 3,231	$ 1,385
Gst Recoverable	20	25
Income Taxes Recoverable	3,329	2,327
Total Taxes Recoverable	$ 6,580	$ 3,737